Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision For Income Taxes

The provision for income taxes consists of the following (benefits) provisions:

	Successor		Predecessor
		For the Period	For the Period
	For the Year	December 13	January 1
	Ended	Through	Through
	December 31,	December 31,	December 12,
	2023	2022	2022
Current tax benefit:
Federal	$-	$-	$-
State	23,240	-	-
	23,240	-	-

Deferred tax benefit:
Federal	(19,104,800)	(151,625)	(2,191,344)
State	(4,468,170)	(34,844)	(482,283)
	(23,572,970)	(186,469)	(2,673,627)
Change in valuation allowance	14,093,900	(558,581)	2,673,627
Provision for income taxes	$(9,455,830)	$(745,050)	$-

Schedule of Income Taxes Expense Effective Tax Rate	Income tax expense and the effective tax rate were as follows:
	For the Three Months Ended
	March 31,
(in thousands)	2024	2023

Income tax benefit	$-	$1,047,051
Effective tax rate	0.00%	22.81%

The provision for income taxes differs from the Federal statutory rate as follows:

	Successor		Predecessor
		For the Period	For the Period
	For the Year	December 13	January 1
	Ended	Through	Through
	December 31,	December 31,	December 12,
	2023	2022	2022
Federal statutory rate	21.0%	21.0%	21.0%
State tax rate, net of federal benefit	3.8%	3.6%	3.6%
Permanent items	(2.8)%	(1.9%)	(5.4)%
Nondeductible basis difference	0.0%	0.0%	0.0%
Effect of change in state rate	(0.1)%	0.0%	(0.1)%
Prior period adjustments and other	0.0%	0.0%	(0.1)%
Change in valuation allowance	(13.1)%	68.1%	(19.0)%
Effective income tax rate	8.8%	90.8%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following:

	Successor		Predecessor
	December 31,
	2023	2022	December 12, 2022

Net operating loss carryforwards	$9,974,075	$6,671,907	$6,639,882
Stock-based compensation expense	3,258,463	2,936,945	4,084,595
Capitalized research and development costs	2,182,104	2,421,390	2,362,939
Capitalized start-up costs	1,033,504	1,121,802	565,530
Capitalized licensing costs	647,489	687,926	689,820
Capitalized patents	351,721	288,123	273,682
Warrants	134,341	133,203	238,768
Accrued payroll	299,487	71,830	-
Contributions carryforward	2,857	2,833	2,833
Operating lease liability	2,151	26,794	-
Deferred tax assets	17,886,192	14,362,753	14,858,049
Valuation allowance	(14,093,900)	-	(14,853,648)
	3,792,292	14,362,753	4,401

Operating lease right-of-use asset	(1,948)	(24,236)	-
In-process research and development	(4,633,535)	(24,658,231)	-
Fixed assets	(1,723)	(4,270)	(4,401)
Deferred tax liabilities	(4,637,206)	(24,686,737)	(4,401)

Deferred tax assets, net	$(844,914)	$(10,323,984)	$-